WARRANT LIABILITIES AND WARRANT RESERVE	12 Months Ended
Dec. 31, 2025
Warrant Liabilities And Warrant Reserve
WARRANT LIABILITIES AND WARRANT RESERVE

14 WARRANT LIABILITIES AND WARRANT RESERVE

(a)	Warrant Liabilities

	Number of warrants	Amount S$	Weighted Average Exercise Price US$

2024
Beginning of financial year	72,371	146,613	-
Fair value changes to profit or loss	-	(138,292)	-
Currency realignment	-	3,624	-
End of financial year	72,371	11,945

	Number of warrants	Amount S$	Weighted Average Exercise Price US$

2025
Beginning of financial year	72,371	11,945	-
Fair value changes to profit or loss	-	13,119	-
End of financial year	72,371	25,064

On April 13, 2023, the Company entered into underwriting agreements (the “Underwriting Agreements”) with various third parties as representative of the several underwriters (the “Representative”), relating to the Initial Public Offering (“Offering”) of 2,412,369 shares of the Company’s ordinary shares, with no par value, at an Offering price of US$4.00 per share. Pursuant to the Underwriting Agreements, the Company agreed to issue the underwriters warrant (the “Representative’s Warrants”) to purchase an aggregate of 120,618 of the Company’s ordinary shares, which is equal to five percent (5%) of the shares sold in the Offering, excluding the over-allotment option, at an exercise price of US$4.00, which is equal to 100% of the Offering price. The Representative’s Warrants can be exercised on a cashless basis by the holder into a variable number of shares based on the volume weighted average observable price of the Company’s ordinary shares at the time of exercise. The Representative’s Warrants may be exercised beginning on October 11, 2023 until April 14, 2028 and will expire in five (5) years from the date of the issuance.

The outstanding Representative’s Warrants are recognized as warrant liabilities as of December 31, 2025 and are measured at fair value at their inception date and subsequently remeasured at each reporting period with changes being recorded in the statement of profit or loss.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

The Representative’s Warrants are considered at Level 2 fair value hierarchy. The fair value of the warrants was determined by using Black-Scholes option pricing model using the key assumptions as follows:

As at December 31, 2024
Expected volatility		5.77%
Risk-free interest rate		4.57%
Expected term (years)		3
Exercise price	US$	4.00
Spot price	US$	3.40
Fair value of warrant	US$	0.12

As at December 31, 2025
Expected volatility		79.28%
Risk-free interest rate		4.15%
Expected term (years)		2
Exercise price	US$	4.00
Spot price	US$	1.34
Fair value of warrant	US$	0.27

The fair value of the warrants was determined by using Black-Scholes option pricing model using the following key assumptions and their inter-relationship between significant observable inputs as follows:

Significant variable observable inputs	Inter-relationship between significant observable inputs and fair value measurements

Expected volatility determined based on the annualized volatility of the trading prices for the past one year	An increase in expected volatility, while holding all other variables constant, would result in an increase in the fair value measurement and vice versa.

Risk-free interest rate determined based on the appropriate daily treasure par yield curve rate	An increase in risk-free interest rate, while holding all other variables constant, would result in an increase in the fair value measurement and vice versa.

(b)	Warrant Reserve

	2024	2025
	S$	S$

At beginning of year	73,930	-
Warrant reserve capitalized in the year	(73,930)	-
At end of year	-	-

Warrant reserve of S$73,930 was capitalized after the shares were issued in year 2024.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025